Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011 Aon Hewitt Restructuring Plan	Dec. 31, 2010 Aon Hewitt Restructuring Plan	Dec. 31, 2011 Aon Hewitt Restructuring Plan Risk Solutions	Dec. 31, 2011 Aon Hewitt Restructuring Plan HR Solutions	Dec. 31, 2010 Aon Hewitt Restructuring Plan HR Solutions	Dec. 31, 2011 Aon Hewitt Restructuring Plan Workforce reduction job	Dec. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction	Oct. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction Minimum job	Oct. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction Maximum job	Dec. 31, 2011 Aon Hewitt Restructuring Plan Lease consolidation	Dec. 31, 2010 Aon Hewitt Restructuring Plan Lease consolidation	Dec. 31, 2011 Aon Hewitt Restructuring Plan Asset impairments	Dec. 31, 2011 Aon Hewitt Restructuring Plan Other costs associated with restructuring	Dec. 31, 2011 Aon Hewitt Restructuring Plan Real estate lease realization	Dec. 31, 2011 Aon Benfield Restructuring Plan	Dec. 31, 2010 Aon Benfield Restructuring Plan	Dec. 31, 2009 Aon Benfield Restructuring Plan	Dec. 31, 2008 Aon Benfield Restructuring Plan Original Estimate Y	Dec. 31, 2009 Aon Benfield Restructuring Plan Adjustment	Dec. 31, 2011 Aon Benfield Restructuring Plan Current Estimate	Dec. 31, 2011 Aon Benfield Restructuring Plan Workforce reduction job	Dec. 31, 2010 Aon Benfield Restructuring Plan Workforce reduction	Dec. 31, 2009 Aon Benfield Restructuring Plan Workforce reduction	Dec. 31, 2008 Aon Benfield Restructuring Plan Workforce reduction job	Dec. 31, 2011 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2010 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2009 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2011 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2010 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2009 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2011 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2010 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2009 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2011 2007 Restructuring Plan	Dec. 31, 2010 2007 Restructuring Plan	Dec. 31, 2009 2007 Restructuring Plan	Dec. 31, 2008 2007 Restructuring Plan	Dec. 31, 2007 2007 Restructuring Plan	Dec. 31, 2011 2007 Restructuring Plan Risk Solutions	Dec. 31, 2010 2007 Restructuring Plan Risk Solutions	Dec. 31, 2009 2007 Restructuring Plan Risk Solutions	Dec. 31, 2008 2007 Restructuring Plan Risk Solutions	Dec. 31, 2007 2007 Restructuring Plan Risk Solutions	Dec. 31, 2011 2007 Restructuring Plan HR Solutions	Dec. 31, 2010 2007 Restructuring Plan HR Solutions	Dec. 31, 2009 2007 Restructuring Plan HR Solutions	Dec. 31, 2008 2007 Restructuring Plan HR Solutions	Dec. 31, 2007 2007 Restructuring Plan HR Solutions	Dec. 31, 2011 2007 Restructuring Plan Workforce reduction job	Dec. 31, 2010 2007 Restructuring Plan Workforce reduction	Dec. 31, 2009 2007 Restructuring Plan Workforce reduction	Dec. 31, 2008 2007 Restructuring Plan Workforce reduction	Dec. 31, 2007 2007 Restructuring Plan Workforce reduction	Dec. 31, 2011 2007 Restructuring Plan Lease consolidation	Dec. 31, 2010 2007 Restructuring Plan Lease consolidation	Dec. 31, 2009 2007 Restructuring Plan Lease consolidation	Dec. 31, 2008 2007 Restructuring Plan Lease consolidation	Dec. 31, 2007 2007 Restructuring Plan Lease consolidation	Dec. 31, 2011 2007 Restructuring Plan Asset impairments	Dec. 31, 2010 2007 Restructuring Plan Asset impairments	Dec. 31, 2009 2007 Restructuring Plan Asset impairments	Dec. 31, 2008 2007 Restructuring Plan Asset impairments	Dec. 31, 2007 2007 Restructuring Plan Asset impairments	Dec. 31, 2011 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2010 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2009 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2008 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2007 2007 Restructuring Plan Other costs associated with restructuring
Restructuring and Related Cost
Number of jobs eliminated to date under the plan						1,080															785																												4,700
Number of jobs expected to be eliminated under the plan								1,500	1,800															800
Estimated additional restructuring costs to be recorded in future earnings															$ 7			$ 81
Restructuring charges paid total to date															129
Purchase price allocation															53			104	(49)	53	32				20						1
Restructuring and related charges	105	52	15	90	52	64	49			32	3	7	2		19	26	55				33	15	38		(15)	7	14		2	2	1	2	1	(11)	94	357	251	46	(10)	84	322	234	41	(1)	10	35	17	5	(2)	72	251	166	17	(9)	15	78	38	22		2	15	18	4		5	13	29	3
Restructuring charges total to date															153						118				26			4			5			737					671					66					504					144					39					50
Estimated Total Cost for Restructuring Period	$ 325		$ 28	$ 297		$ 180				$ 95		$ 47	$ 3	$ 145	$ 160			$ 185		$ 160	$ 125				$ 26			$ 4			$ 5
Period over which the expected cost will be incurred (in years)																		3